                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13f COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                               ---------------------

Check here if Amendment   [ ]; Amendment Number: ___
         This Amendment  (Check only one.):      [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                     Menno Insurance Service d/b/a MMA Capital Management
                          ------------------------------------------------------
Address:                  1110 North Main Street
                          ------------------------------------------------------
                          Goshen
                          ------------------------------------------------------
                          Indiana  46528
                          ------------------------------------------------------

13f File Number:          28-6988
                          ------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                     Steven L. Garboden
                          ------------------------------------------------------
Title:                    Acting President
                          ------------------------------------------------------
Phone:                    574/533-9511
                          ------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/  Steven L. Garboden          Goshen, IN                     10/24/05
--------------------------------------------------------------------------------
          [Signature]               [City, State]                    [Date]

Report Type (Check only one.):

[X] 13f HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13f NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13f COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13f SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            -0-
                                                      --------------------------
Form 13f Information Table Entry Total:               $       344,138,664.00
                                                      --------------------------
Form 13f Information Table Value Total:               $       355,019,782.00
                                                      --------------------------
                                                              (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13f file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                  No.                   13f File Number      Name

                                        28 -
                  ------------               ---------       -------------------

                  [Repeat as necessary.]

MENNO INSURANCE SERVICE


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                  VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]    PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
AT&T Corp                        Common    001957505      234,036     11,820              Sole                  11820
Air Products & Chemicals Inc     Common    009158106    5,459,963     99,020              Sole                  99020
Allstate Corp                    Common    020002101    5,359,813     96,940              Sole                  96940
Alltel Corp                      Common    020039103      358,105      5,500              Sole                  5500
American International Group     Common    026874107    8,422,223    135,930              Sole                  135930
Amgen Inc                        Common    031162100    2,987,625     37,500              Sole                  37500
Anadarko Petroleum Corp          Common    032511107    9,062,738     94,650              Sole                  94650
Apache Corp                      Common    037411105      363,313      4,830              Sole                  4830
Applied Materials                Common    038222105    1,658,688     97,800              Sole                  97800
BB&T Corp                        Common    054937107      319,038      8,170              Sole                  8170
BP PLC                           Common    055622104   16,760,276    236,560              Sole                  236560
Bank of America Corp             Common    060505104    7,951,006    188,860              Sole                  188860
Bank of New York Co Inc          Common    064057102      226,457      7,700              Sole                  7700
Bellsouth Corp                   Common    079860102      705,892     26,840              Sole                  26840
Biomet Inc                       Common    090613100    3,974,278    114,500              Sole                  114499.5
Burlington Resources Inc         Common    122014103      472,469      5,810              Sole                  5810
Cardinal Health Inc              Common    14149Y108   10,662,995    168,080              Sole                  168080
Chubb Corp                       Common    171232101    3,839,008     42,870              Sole                  42870
Cisco Systems Inc                Common    17275R102    4,211,200    235,000              Sole                  235000
Citigroup Inc                    Common    172967101    9,697,126    213,030              Sole                  213030
Colgate-Palmolive Co             Common    194162103    2,639,500     50,000              Sole                  50000
Comcast Corp                     Common    20030N101      759,767     25,860              Sole                  25860
ConocoPhillips                   Common    20825C104    1,405,890     20,110              Sole                  20110
Deere & Co                       Common    244199105      222,768      3,640              Sole                  3640
Dell Inc                         Common    24702R101    4,743,540    138,700              Sole                  138700
Devon Energy Corp                Common    25179M103      459,202      6,690              Sole                  6690
Dollar General Corp              Common    256669102    4,595,986    250,599              Sole                  250599
Dover Corp                       Common    260003108    4,588,467    112,490              Sole                  112490

Friday, October 21, 2005                                             Page 1 of 4

                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                 VALUE      SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]    PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp / Mass                  Common    268648102      716,617    55,380               Sole                   55380
Ensco International              Common    26874Q100    2,661,221    57,120               Sole                   57120
Emerson Electric Co              Common    291011104    7,933,900   110,500               Sole                   110500
Equity Office Properties Trust   Common    294741103      201,494     6,160               Sole                   6160
Federal Home Loan Mortgage       Common    313400301      551,050     9,760               Sole                   9760
Federal National Mortgage Assn   Common    313586109    5,923,859   132,170               Sole                   132170
Federated Department Stores      Common    31410H101      261,997     3,918               Sole                   3918
FEDEX Corp                       Common    31428X106    2,133,814    24,490               Sole                   24490
First Data Corp                  Common    319963104    4,360,000   109,000               Sole                   109000
Ford Motor Co                    Common    345370860      263,854    26,760               Sole                   26760
Forest Laboratories              Common    345838106    1,574,388    40,400               Sole                   40400
Gannett Co                       Common    364730101    3,458,708    50,250               Sole                   50250
General Mills Inc                Common    370334104    4,101,820    85,100               Sole                   85100
Goldman Sachs Group Inc          Common    38141G104    5,095,418    41,910               Sole                   41910
Hartford Financial Svcs Group    Common    416515104      253,118     3,280               Sole                   3280
Jack Henry & Assoc               Common    426281101    1,261,000    65,000               Sole                   65000
Hewlett Packard Co               Common    428236103    1,225,524    41,970               Sole                   41970
Intel Corp                       Common    458140100    5,077,900   206,000               Sole                   206000
International Paper Co           Common    460146103      216,050     7,250               Sole                   7250
JPMorgan Chase & Co              Common    46625H100    5,926,621   174,672               Sole                   174672
Jabil Circuit Inc                Common    466313103    5,413,597   175,084               Sole                   175084
Johnson & Johnson                Common    478160104   10,485,496   165,700               Sole                   165700
Keycorp Inc                      Common    493267108      201,562     6,250               Sole                   6250
Kimberly-Clark Corp              Common    494368103    5,518,431    92,700               Sole                   92700
Kraft Foods Inc                  Common    50075N104      241,661     7,900               Sole                   7900
Kroger Co                        Common    501044101      232,049    11,270               Sole                   11270
Lehman Brothers Holdings         Common    524908100      308,672     2,650               Sole                   2650
Lowe's Companies                 Common    548661107    7,406,000   115,000               Sole                   115000
MBNA Corp                        Common    55262L100    5,285,526   214,510               Sole                   214510
Marsh & Mclennan Companies       Common    571748102      239,777     7,890               Sole                   7890

Friday, October 21, 2005                                             Page 2 of 4

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                 VALUE       SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]     PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Masco Corp                       Common    574599106    5,216,827    170,040               Sole                   170040
McDonalds Corp                   Common    580135101      599,471     17,900               Sole                   17900
Medtronic, Inc                   Common    585055106    9,410,310    175,500               Sole                   175500
Merrill Lynch Co                 Common    590188108      530,678      8,650               Sole                   8650
MetLife Inc                      Common    59156R108      479,863      9,630               Sole                   9630
Microsoft Corp                   Common    594918104    8,876,850    345,000               Sole                   345000
Morgan Stanley Dean Witter       Common    617446448      834,991     15,480               Sole                   15480
National City Corp               Common    635405103      271,198      8,110               Sole                   8110
Newell Rubbermaid, Inc           Common    651229106    4,833,510    213,400               Sole                   213400
Norfolk Southern Corp            Common    655844108    4,043,832     99,700               Sole                   99700
Nortel Networks Corp             Common    656568102      205,347     62,990               Sole                   62990
Oracle Corp                      Common    68389X105    5,096,400    411,000               Sole                   411000
PNC Financial Services Group     Common    693475105      248,326      4,280               Sole                   4280
Pepsico Inc                      Common    713448108    9,799,488    172,800               Sole                   172800
Pfizer Inc                       Common    717081103    8,639,620    346,000               Sole                   346000
Pitney Bowes Inc                 Common    724479100    5,196,630    124,500               Sole                   124500
Procter & Gamble Co              Common    742718109   10,274,688    172,800               Sole                   172800
Protective Life                  Common    743674103    1,674,791     40,670               Sole                   40670
Regions Financial Corp           Common    7591EP100      218,151      7,010               Sole                   7010
SBC Communications Inc           Common    78387G103    4,251,080    177,350               Sole                   177350
St Paul Travelers Cos Inc        Common    792860108      427,162      9,520               Sole                   9520
Schlumberger Ltd                 Common    806857108    4,370,884     51,800               Sole                   51800
Sonoco Products                  Common    835495102    5,438,513    199,140               Sole                   199140
Sprint Nextel Corp               Common    852061100    1,002,803     42,170               Sole                   42170
State Street Corp                Common    857477103    2,109,920     43,130               Sole                   43130
Steelcase Inc.                   Common    858155203      342,702     23,700               Sole                   23700
Sun Microsystems Inc             Common    866810104      146,196     37,200               Sole                   37200
Suntrust Banks                   Common    867914103      368,780      5,310               Sole                   5310
Sysco Corp                       Common    871829107    4,485,910    143,000               Sole                   143000
Target Corp                      Common    87612E106    6,267,951    120,700               Sole                   120700

Friday, October 21, 2005                                             Page 3 of 4

                                                     FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7     VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                         TITLE OF                  VALUE      SHRS OR   SH/   PUT/  INVESTMENT   OTHER
 ISSUER                          CLASS       CUSIP      [x$1000]     PRN AMT   PRN   CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Texas Instruments Inc            Common    882508104     3,051,000      90,000             Sole                  90000
Thomas & Betts Corp              Common    884315102     2,456,874      71,400             Sole                  71400
3M Co                            Common    88579Y101     3,902,752      53,200             Sole                  53200
Time Warner Inc                  Common    887317105     3,622,000     200,000             Sole                  200000
U.S. Bancorp                     Common    902973304       751,982      26,780             Sole                  26780
Valero Energy Corp               Common    91913Y100       506,509       4,480             Sole                  4480
Verizon Communications Inc       Common    92343V104     4,254,930     130,160             Sole                  130160
Wachovia Corp                    Common    929903102       879,939      18,490             Sole                  18490
Wal Mart Stores                  Common    931142103     2,905,266      66,300             Sole                  66300
Washington Mutual Inc            Common    939322103       500,839      12,770             Sole                  12770
Wells Fargo & Company            Common    949746101    10,144,910     173,210             Sole                  173210
Weyerhaeuser Co                  Common    962166104       248,875       3,620             Sole                  3620
Williams Companies Inc           Common    969457100       216,432       8,640             Sole                  8640
Xerox Corp                       Common    984121103       199,290      14,600             Sole                  14600
Ace Ltd                          Common    G0070K103       204,754       4,350             Sole                  4350
Transocean Inc                   Common    G90078109     3,956,947      64,540             Sole                  64540

Aggregate Total                                        355,019,782   9,020,554

Friday, October 21, 2005                                             Page 4 of 4

FMV OF ALL LISTED SECURITIES

SUM OF FAIR MARKET VALUE
------------------------

          344,138,664.00



















Friday, October 21, 2005                                             Page 1 of 1